41. Request for Removal of facilities to carry out expansion works in Jorge Newbery Airport Southern Head Station	12 Months Ended
Dec. 31, 2017
Request For Removal Of Facilities To Carry Out Expansion Works In Jorge Newbery Airport Southern Head Station
Request for Removal of facilities to carry out expansion works in Jorge Newbery Airport Southern Head Station

In December 2013, the Company and the ANAC entered into an agreement for the removal of High, Medium and Low Voltage facilities.

The ANAC requires of Edenor S.A. the rectification of a 3.9 km-long section of a 132 kV cable that links Nuevo Puerto Sub-station with Libertador and Vicente López Sub-stations, the rectification of a 2.35 km-long section of a 27.5 kV cable that links Nuevo Puerto and Puerto Nuevo Sub-stations with AySA and Jorge Newbery Airport, the rectification of a 5.5 km-long section of a 13.2 kV cable, the moving of 3 Medium-to-Low Voltage transformer centers, and the laying of 3.1 km of Low-voltage cable.

It was agreed that the ANAC would contribute the funds, subject to the progress of the works, for a total of $ 60.4 million (which includes indirect costs but does not include taxes, VAT, or the Municipal contribution).

As of December 31, 2017, the Company recorded $ 51.4 million as non-current deferred revenue.